PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 6,794,926
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	196,617	4,333,333	4,333,333	4,333,333
Price of warrants	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 294,926	$ 6,500,000	$ 6,500,000
Fair value per warrants				$ 1.16
Private Placement | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares per warrant		1	1	1
Exercise price of warrant		$ 11.50	$ 11.50	$ 11.50